Shareholders' Equity - outstanding warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Beginning Balance	5,007,485	4,609,101
Warrants Issued	36,545,990	398,384
Ending Balance	41,553,475	5,007,485
2019 Investor Warrants
Class of Warrant or Right [Line Items]
Beginning Balance	1,184,213	1,184,213
Exercise Price	$ 3.00
Ending Balance	1,184,213	1,184,213
2019 Placement Warrants
Class of Warrant or Right [Line Items]
Beginning Balance	177,629	177,629
Exercise Price	$ 2.85
Ending Balance	177,629	177,629
2020 Investor Warrants
Class of Warrant or Right [Line Items]
Beginning Balance	2,797,636	2,797,636
Exercise Price	$ 2.20
Ending Balance	2,797,636	2,797,636
2020 Placement Warrants
Class of Warrant or Right [Line Items]
Beginning Balance	449,623	449,623
Exercise Price	$ 2.55
Ending Balance	449,623	449,623
July 2021 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Beginning Balance	398,384
Exercise Price	$ 2.32
Warrants Issued		398,384
Ending Balance	398,384	398,384
December 2021 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.65
Warrants Issued	2,155,507
Ending Balance	2,155,507
December 2021 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.75
Warrants Issued	172,441
Ending Balance	172,441
March 2022 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.40
Warrants Issued	3,720,409
Ending Balance	3,720,409
March 2022 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.50
Warrants Issued	297,633
Ending Balance	297,633
Series A warrants | September 2022 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.85
Warrants Issued	15,100,000
Ending Balance	15,100,000
Series B warrants | September 2022 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.85
Warrants Issued	15,100,000
Ending Balance	15,100,000